BUSINESS COMBINATION UNDER COMMON CONTROL (Tables)	12 Months Ended
Dec. 31, 2022
Yunnan Aluminum
BUSINESS COMBINATION
Schedule of revenue and net profit of the acquired

	For the period from
	January 1, 2022 to the
	acquisition date	2021
Revenue	44,816,260	41,668,819
Net profit	4,722,177	4,212,335

Schedule of details of the purchase consideration, the net assets acquired

Purchase consideration:
Cash paid	6,661,599
Total purchase consideration	6,661,599

Schedule of values of the assets and liabilities at the acquisition date

	Acquisition date	December 31, 2021
Current assets	7,784,570	5,360,494
Non-current assets	30,958,951	32,476,625
Current liabilities	(9,439,091)	(9,836,320)
Non-current liabilities	(4,130,537)	(7,090,461)
Net assets	25,173,893	20,910,338
Less: non-controlling interests	3,318,207	2,719,017
Net assets attributable to owners of the company	21,855,686	18,191,321

Pingguo Aluminum
BUSINESS COMBINATION
Schedule of revenue and net profit of the acquired

	For the period from January 1, 2022 to
	the acquisition date	2021
Revenue	437,080	463,874
Net profit	68,312	36,887

Schedule of details of the purchase consideration, the net assets acquired

Purchase consideration :
Cash paid	1,887,474
Total purchase consideration	1,887,474

Schedule of values of the assets and liabilities at the acquisition date

	Acquisition date	December 31, 2021

Current assets	428,011	319,694
Non-current assets	472,321	494,583
Current liabilities	(136,806)	(117,723)
Non-current liabilities	—	-
Net assets	763,526	696,554
Less: non-controlling interests	6,564	5,834
Net assets attributable to owners of the company	756,962	690,720

Gallium business
BUSINESS COMBINATION
Schedule of revenue and net profit of the acquired

	For the period from
	January 1, 2021 to the
	acquisition date	2020

Revenue	178,229	112,428
Net profit	32,315	26,219

Schedule of details of the purchase consideration, the net assets acquired

Purchase consideration:
Cash paid	395,624
Total purchase consideration	395,624

Schedule of values of the assets and liabilities at the acquisition date

	Acquisition date	December 31, 2020

Current assets	103,353	66,215
Non-current assets	70,660	74,270
Current liabilities	(3,770)	(7,037)
Non-current liabilities	(4,480)	—
Net assets – closing balance	165,763	133,448
Net assets – beginning balance	133,448	95,389